S000004434 [Member] Annual Fund Operating Expenses - iShares Morningstar Small-Cap Growth ETF - iShares Morningstar Small-Cap Growth ETF	Apr. 30, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.